Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Estimated Useful Life of Assets	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plan t, machinery a nd equipment	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on de
-
recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

Disclosure of detailed information about intangible assets useful life
A summary of the policies applied to the Group’s intangible assets is as follow
s
:

	Trademarks	Technology know-how	Development costs
Useful lives	Indefinite	10 years	*
Amortization method used	No amortization	Amortized on a straight-line basis over the period of the technology know-how	*
Internally generated or acquired	Acquired	Internally generated	Internally generated

*	Development costs relate to on-going development projects that have not been completed and are not available for use.

Disclosure of detailed information about right-of-use assets useful life
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and estimated useful lives of the assets, as follows:

• Leasehold land	3 to 50 years
• Building and office space	1 to 6 years
• Office furniture, fittings and equipment	5 years